UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-05957

        Nuveen Municipal Advantage Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal Advantage Fund, Inc. (NMA)
	January 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 3.1% (2.0% of Total Investments)
$ 10,000	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 1999A, 5.375%,	2/09 at 101.00	AAA	$10,400,200
	2/01/36 (Pre-refunded 2/01/09) – FGIC Insured
5,075	Lauderdale County and Florence Healthcare Authority, Alabama, Revenue Bonds, Coffee Health	7/09 at 101.00	AAA	5,257,396
	Group, Series 1999A, 5.250%, 7/01/24 – MBIA Insured
5,155	Phenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds,	5/12 at 100.00	BBB	5,529,356
	MeadWestvaco Corporation, Series 2002A, 6.350%, 5/15/35 (Alternative Minimum Tax)

20,230	Total Alabama			21,186,952

	Alaska – 0.4% (0.2% of Total Investments)
	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A:
1,125	5.250%, 12/01/34 – FGIC Insured	12/14 at 100.00	AAA	1,198,834
1,280	5.250%, 12/01/41 – FGIC Insured	12/14 at 100.00	AAA	1,354,394

2,405	Total Alaska			2,553,228

	Arizona – 0.7% (0.5% of Total Investments)
5,000	Maricopa County Pollution Control Corporation, Arizona, Remarketed Revenue Refunding Bonds,	5/07 at 100.50	BBB	5,056,950
	Public Service Company of New Mexico, Series 1992A, 5.750%, 11/01/22

	California – 12.4% (8.0% of Total Investments)
2,500	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	10/17 at 100.00	AAA	2,030,625
	2004A, 0.000%, 10/01/25 – AMBAC Insured
	Calexico Unified School District, Imperial County, California, General Obligation Bonds,
	Series 2005B:
4,070	0.000%, 8/01/32 – FGIC Insured	No Opt. Call	AAA	1,282,620
6,410	0.000%, 8/01/34 – FGIC Insured	No Opt. Call	AAA	1,835,247
3,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	3,062,130
	Health System/West, Series 2003A, 5.000%, 3/01/33
7,500	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A	7,863,600
	Coalinga State Hospital, Series 2004A, 5.125%, 6/01/29
9,955	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	No Opt. Call	AAA	3,293,910
	Facilities District, Series 2005, 0.000%, 9/01/31 – FGIC Insured
	Colton Joint Unified School District, San Bernardino County, California, General Obligation
	Bonds, Series 2006C:
3,800	0.000%, 2/01/33 – FGIC Insured	2/15 at 38.73	AAA	1,008,520
3,795	0.000%, 2/01/37 – FGIC Insured	No Opt. Call	AAA	964,120
7,535	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage Revenue	No Opt. Call	AAA	9,595,672
	Bonds, Series 1989, 7.750%, 5/01/22 (Alternative Minimum Tax) (ETM)
8,145	Cupertino Union School District, Santa Clara County, California, General Obligation Bonds,	8/13 at 55.54	AAA	3,381,071
	Series 2003B, 0.000%, 8/01/25 – FGIC Insured
2,990	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water	4/07 at 100.00	AAA	2,991,196
	System Subordinated Revenue Refunding Bonds, Series 1996, 4.750%, 6/01/21 – FGIC Insured
2,000	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	No Opt. Call	AAA	754,540
	Bonds, School Facilities Improvement District 1, Series 2004B, 0.000%, 10/01/28 – MBIA Insured
3,360	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	No Opt. Call	AAA	1,354,416
	Bonds, School Facilities Improvement District 2, Series 2002A, 0.000%, 7/01/27 – MBIA Insured
2,315	Gateway Unified School District, California, General Obligation Bonds, Series 2004B, 0.000%,	No Opt. Call	AAA	715,150
	8/01/32 – FGIC Insured
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	No Opt. Call	AAA	1,269,030
	Revenue Bonds, Series 2005A, 0.000%, 6/01/26 – FSA Insured
1,275	Madera Unified School District, Madera County, California, General Obligation Bonds, Series	8/12 at 100.00	AAA	1,355,580
	2002, 5.250%, 8/01/23 – FSA Insured
	North Orange County Community College District, California, General Obligation Bonds, Series
	2003B:
7,735	0.000%, 8/01/25 – FGIC Insured	No Opt. Call	AAA	3,414,074
4,000	0.000%, 8/01/26 – FGIC Insured	No Opt. Call	AAA	1,679,560
5,000	Palmdale Community Redevelopment Agency, California, Residential Mortgage Revenue Refunding	No Opt. Call	AAA	5,693,600
	Bonds, Series 1991B, 7.375%, 2/01/12 (ETM)
5,000	Palmdale Community Redevelopment Agency, California, Single Family Restructured Mortgage	No Opt. Call	AAA	6,530,500
	Revenue Bonds, Series 1986A, 8.000%, 3/01/16 (Alternative Minimum Tax) (ETM)
9,315	Perris, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	AAA	11,447,949
	Bonds, Series 1989A, 7.600%, 1/01/23 (Alternative Minimum Tax) (ETM)
7,660	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Senior Lien Toll	No Opt. Call	AAA	3,686,605
	Road Revenue Bonds, Series 1993, 0.000%, 1/01/24 (ETM)
23,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	AAA	6,592,720
	Refunding Bonds, Series 1997A, 0.000%, 1/15/35 – MBIA Insured
7,250	San Jose-Evergreen Community College District, Santa Clara County, California, General	9/15 at 100.00	AAA	2,324,713
	Obligation Bonds, Series 2005A, 0.000%, 9/01/29 – MBIA Insured

140,610	Total California			84,127,148

	Colorado – 7.6% (4.8% of Total Investments)
8,350	Colorado Health Facilities Authority, Remarketed Revenue Bonds, Kaiser Permanente System,	4/07 at 102.00	AAA	8,527,354
	Series 1994A, 5.350%, 11/01/16 (ETM)
9,440	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series	9/16 at 100.00	AA	9,244,686
	2006A, 4.500%, 9/01/38
5,365	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006, 5.000%, 11/15/23 – FGIC	11/16 at 100.00	AAA	5,699,615
	Insured (UB)
3,300	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006, 5.000%, 11/15/24 – FGIC	11/16 at 100.00	AAA	3,503,115
	Insured (UB)
1,445	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006, 7.261%, 11/15/25 – (IF)	11/16 at 100.00	N/R	1,705,534
2,000	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	11/16 at 100.00	AAA	2,039,780
	Hotel, Series 2006, 4.750%, 12/01/35 – XLCA Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B:
2,650	0.000%, 9/01/16 – MBIA Insured	No Opt. Call	AAA	1,779,820
8,645	0.000%, 9/01/26 – MBIA Insured	No Opt. Call	AAA	3,609,547
1,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000A, 5.750%, 9/01/35	9/10 at 102.00	AAA	1,082,020
	(Pre-refunded 9/01/10) – MBIA Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
7,500	0.000%, 9/01/29 – MBIA Insured	No Opt. Call	AAA	2,715,225
10,000	0.000%, 9/01/32 – MBIA Insured	No Opt. Call	AAA	3,147,400
	Platte River Power Authority, Colorado, Power Revenue Refunding Bonds, Series 2002EE:
2,000	5.375%, 6/01/17	6/12 at 100.00	AA	2,136,340
5,000	5.375%, 6/01/18	6/12 at 100.00	AA	5,350,500

66,695	Total Colorado			50,540,936

	District of Columbia – 0.3% (0.2% of Total Investments)
1,725	District of Columbia Housing Finance Agency, GNMA/FNMA Single Family Mortgage Revenue Bonds,	6/07 at 102.00	AAA	1,751,479
	Series 1997B, 5.900%, 12/01/28 (Alternative Minimum Tax)

	Florida – 1.9% (1.2% of Total Investments)
2,770	Florida Housing Finance Corporation, Housing Revenue Bonds, Stratford Point Apartments, Series	12/10 at 100.00	AAA	2,873,183
	2000O-1, 5.850%, 12/01/31 – FSA Insured (Alternative Minimum Tax)
10,130	Tampa, Florida, Healthcare System Revenue Bonds, Allegany Health System – St. Mary’s Hospital,	4/07 at 100.00	AAA	10,196,149
	Series 1993, 5.125%, 12/01/23 – MBIA Insured (ETM)

12,900	Total Florida			13,069,332

	Georgia – 0.6% (0.4% of Total Investments)
4,000	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.250%, 10/01/39 – FSA Insured	10/14 at 100.00	AAA	4,290,240

	Hawaii – 0.4% (0.3% of Total Investments)
2,215	Hawaii Housing and Community Development Corporation, GNMA Collateralized Multifamily Housing	7/10 at 102.00	AAA	2,324,288
	Revenue Bonds, Sunset Villas, Series 2000, 5.700%, 7/20/31
650	Hawaii Housing Finance and Development Corporation, Single Family Mortgage Purchase Revenue	7/07 at 102.00	AAA	653,101
	Bonds, Series 1997A, 5.750%, 7/01/30 (Alternative Minimum Tax)

2,865	Total Hawaii			2,977,389

	Illinois – 16.1% (10.5% of Total Investments)
12,500	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	12/07 at 102.00	AAA	12,865,875
	Revenues, Series 1997A, 5.250%, 12/01/27 – AMBAC Insured
4,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	12/07 at 102.00	AAA	4,146,320
	Revenues, Series 1997, 5.750%, 12/01/20 (Pre-refunded 12/01/07) – AMBAC Insured
3,510	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AAA	1,334,116
	Revenues, Series 1998B-1, 0.000%, 12/01/28 – FGIC Insured
2,720	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AAA	902,986
	Revenues, Series 1999A, 0.000%, 12/01/31 – FGIC Insured
5,865	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2000A,	7/10 at 101.00	AAA	6,422,234
	6.500%, 1/01/35 (Pre-refunded 7/01/10) – FGIC Insured
5,000	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O’Hare International	1/11 at 101.00	AAA	5,213,000
	Airport, Series 2001A, 5.375%, 1/01/32 – AMBAC Insured (Alternative Minimum Tax)
5,000	Chicago, Illinois, Second Lien Wastewater Transmission Revenue Bonds, Series 1997, 5.250%,	1/08 at 102.00	AAA	5,167,350
	1/01/28 (Pre-refunded 1/01/08) – AMBAC Insured
6,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Baa2	6,341,820
	5.750%, 5/15/22
6,165	Illinois Health Facilities Authority, Revenue Bonds, Sarah Bush Lincoln Health Center, Series	2/07 at 102.00	A	6,293,849
	1996B, 5.750%, 2/15/22
4,210	Illinois Health Facilities Authority, Revenue Bonds, Victory Health Services, Series 1997A,	8/07 at 101.00	N/R (4)	4,287,464
	5.375%, 8/15/16 (Pre-refunded 8/15/07)
10,740	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General	1/15 at 66.94	Aaa	5,058,755
	Obligation Bonds, Series 2005B, 0.000%, 1/01/23 – FSA Insured
1,090	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	587,248
	Project, Series 1993A, 0.000%, 6/15/21 – FGIC Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 1999A:
13,455	5.500%, 12/15/24 – FGIC Insured	12/09 at 101.00	AAA	14,135,688
10,430	5.250%, 12/15/28 – FGIC Insured	12/09 at 101.00	AAA	10,864,410
3,175	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	678,371
	Project, Series 2002A, 0.000%, 6/15/41 – MBIA Insured
6,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AAA	2,817,000
	Expansion Project, Series 1996A, 0.000%, 6/15/24 – MBIA Insured
4,600	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AAA	5,679,850
	Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured
1,940	University of Illinois, Auxiliary Facilities Systems Revenue Bonds, Series 2003A, 5.000%,	4/13 at 100.00	AAA	2,034,187
	4/01/23 – AMBAC Insured
7,500	Valley View Public Schools, Community Unit School District 365U of Will County, Illinois,	No Opt. Call	AAA	3,279,975
	General Obligation Bonds, Series 2005, 0.000%, 11/01/25 – MBIA Insured
23,125	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation	No Opt. Call	Aaa	11,019,756
	Bonds, Series 2006, 0.000%, 1/01/24 – FSA Insured

137,025	Total Illinois			109,130,254

	Indiana – 3.5% (2.2% of Total Investments)
5,205	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligated	8/10 at 101.50	AAA	5,557,431
	Group, Series 2000A, 5.500%, 2/15/30 (Pre-refunded 8/15/10) – MBIA Insured
9,000	Indiana Health Facility Financing Authority, Hospital Revenue Refunding and Improvement Bonds,	5/07 at 101.00	AAA	9,181,980
	Community Hospitals of Indiana, Series 1995, 5.700%, 5/15/22 – MBIA Insured
6,075	LaGrange County Jail Building Corporation, Indiana, First Mortgage Jail Bonds, Series 1998,	10/09 at 101.00	A3 (4)	6,384,157
	5.400%, 10/01/21 (Pre-refunded 10/01/09)
2,330	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series	2/09 at 102.00	BBB	2,405,911
	1999, 5.450%, 2/15/12

22,610	Total Indiana			23,529,479

	Kansas – 1.8% (1.2% of Total Investments)
5,000	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light	No Opt. Call	A3	5,028,600
	Company Project, Series 1998A, 4.750%, 9/01/15 (Mandatory put 10/01/07)
4,935	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%, 3/01/22	3/14 at 100.00	AAA	5,210,126
1,750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	AAA	1,868,615
	5.300%, 6/01/31 – MBIA Insured

11,685	Total Kansas			12,107,341

	Kentucky – 1.6% (1.0% of Total Investments)
5,500	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage	5/07 at 101.00	AAA	5,573,315
	System Revenue Bonds, Series 1997A, 5.250%, 5/15/27 – MBIA Insured
4,950	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage	11/07 at 101.00	AAA	5,042,417
	System Revenue Bonds, Series 1997B, 5.200%, 5/15/25 – MBIA Insured

10,450	Total Kentucky			10,615,732

	Louisiana – 12.1% (7.8% of Total Investments)
13,500	DeSoto Parish, Louisiana, Pollution Control Revenue Refunding Bonds, Cleco Utility Group Inc.	9/09 at 102.00	AAA	14,375,878
	Project, Series 1999, 5.875%, 9/01/29 – AMBAC Insured
8,720	Louisiana Public Facilities Authority, Extended Care Facilities Revenue Bonds, Comm-Care	No Opt. Call	BBB	10,831,199
	Corporation Project, Series 1994, 11.000%, 2/01/14
6,650	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	AAA	7,045,143
	2004, 5.250%, 7/01/33 – MBIA Insured
20,775	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, 4.500%, 5/01/41 – FGIC	5/16 at 100.00	AAA	20,259,780
	Insured (UB)
10,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, 5.000%, 5/01/41 – FGIC	5/16 at 100.00	AAA	10,470,600
	Insured (UB)
	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,
	Series 2001B:
6,000	5.500%, 5/15/30	5/11 at 101.00	BBB	6,280,620
11,750	5.875%, 5/15/39	5/11 at 101.00	BBB	12,578,610

77,395	Total Louisiana			81,841,830

	Massachusetts – 1.4% (0.9% of Total Investments)
1,750	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	1/09 at 101.00	AAA	1,791,458
	Healthcare, Series 1998A, 5.000%, 7/01/28 – AMBAC Insured
605	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 77, 5.950%,	12/09 at 100.00	AAA	615,902
	6/01/25 – FSA Insured (Alternative Minimum Tax)
	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series
	1997A:
2,000	5.125%, 1/01/17 – MBIA Insured	1/09 at 100.00	AAA	2,041,980
5,000	5.000%, 1/01/37 – MBIA Insured	7/07 at 102.00	AAA	5,076,450

9,355	Total Massachusetts			9,525,790

	Michigan – 1.7% (1.1% of Total Investments)
	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center
	Obligated Group, Series 1998A:
4,995	5.250%, 8/15/23	8/08 at 101.00	BB–	5,046,249
3,000	5.250%, 8/15/28	8/08 at 101.00	BB–	3,025,770
3,275	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center	2/07 at 100.00	BB–	3,277,293
	Obligated Group, Series 1993A, 6.500%, 8/15/18

11,270	Total Michigan			11,349,312

	Minnesota – 1.4% (0.9% of Total Investments)
5,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Subordinate Airport Revenue	1/11 at 100.00	AAA	5,266,000
	Bonds, Series 2001C, 5.250%, 1/01/32 (Pre-refunded 1/01/11) – FGIC Insured
2,375	Minnesota Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2000C, 5.550%,	7/09 at 100.00	AA+	2,394,594
	7/01/24 (Alternative Minimum Tax)
1,795	Minnesota Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2000J, 5.400%,	1/10 at 100.00	AA+	1,807,368
	1/01/23 (Alternative Minimum Tax)

9,170	Total Minnesota			9,467,962

	Missouri – 2.6% (1.7% of Total Investments)
12,005	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series	No Opt. Call	AAA	4,449,533
	2004B-1, 0.000%, 4/15/29 – AMBAC Insured
11,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University,	6/11 at 100.00	AAA	11,574,750
	Series 2001A, 5.125%, 6/15/41 (Pre-refunded 6/15/11)
185	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership	9/09 at 102.00	AAA	190,691
	Loan Program, Series 2000A-1, 7.500%, 3/01/31 (Alternative Minimum Tax)
1,500	Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass Transit Sales Tax	10/13 at 100.00	AAA	1,570,845
	Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%,
	10/01/32 – FSA Insured
24,690	Total Missouri			17,785,819

	Montana – 1.0% (0.7% of Total Investments)
6,920	Montana Board of Housing, Single Family Mortgage Bonds, Series 1997A-1, 6.050%, 12/01/37	6/07 at 101.50	AA+	7,051,964

	Nevada – 3.6% (2.3% of Total Investments)
7,310	Clark County, Nevada, Limited Tax General Obligation Bank Bonds, Series 2000, 5.500%, 7/01/19	7/10 at 100.00	AA+ (4)	7,715,193
	(Pre-refunded 7/01/10)
7,500	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 1999A, 6.000%, 7/01/29	7/10 at 101.00	AAA	8,100,975
	(Pre-refunded 7/01/10) – MBIA Insured
7,910	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 100.00	AAA	8,166,759
	Monorail Project, First Tier, Series 2000, 5.375%, 1/01/40 – AMBAC Insured
430	Nevada Housing Division, Single Family Mortgage Bonds, Senior Series 1997C-2, 5.750%, 4/01/29	4/07 at 102.00	Aaa	431,131
	(Alternative Minimum Tax)

23,150	Total Nevada			24,414,058

	New Jersey – 3.9% (2.5% of Total Investments)
15,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AAA	5,208,900
	0.000%, 12/15/30 – FGIC Insured
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2002:
14,690	5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	BBB (4)	15,676,578
5,050	6.125%, 6/01/42 (Pre-refunded 6/01/12)	6/12 at 100.00	BBB (4)	5,598,834

34,740	Total New Jersey			26,484,312

	New Mexico – 1.1% (0.7% of Total Investments)
7,500	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Public Service Company of	4/07 at 100.50	BBB	7,579,575
	New Mexico – San Juan Project, Series 1997B, 5.800%, 4/01/22

	New York – 16.3% (10.5% of Total Investments)
4,395	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/07 at 102.00	AA–	4,488,086
	Improvements, Series 1997B, 5.625%, 2/15/21
2,965	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/07 at 102.00	AA– (4)	3,026,405
	Improvements, Series 1997B, 5.625%, 2/15/21 (Pre-refunded 2/15/07)
3,655	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	5/08 at 101.00	AA– (4)	3,760,447
	Facilities, Series 1997, 5.125%, 5/15/27 (Pre-refunded 5/15/08)
440	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AAA	435,076
	2/15/47 – MBIA Insured
7,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	7/12 at 100.00	AA–	7,331,240
	Series 2002A, 5.125%, 1/01/29
	Nassau County, New York, General Obligation Improvement Bonds, Series 2000F:
3,980	7.000%, 3/01/11 (Pre-refunded 3/01/10) – FSA Insured	3/10 at 100.00	AAA	4,356,190
4,070	7.000%, 3/01/12 (Pre-refunded 3/01/10) – FSA Insured	3/10 at 100.00	AAA	4,454,696
3,925	7.000%, 3/01/15 (Pre-refunded 3/01/10) – FSA Insured	3/10 at 100.00	AAA	4,295,991
4,975	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	12/08 at 102.00	Ba2	4,979,925
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
3,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	12/12 at 101.00	Ba2	3,367,080
	British Airways PLC, Series 2002, 7.625%, 12/01/32 (Alternative Minimum Tax)
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/07 at 101.00	AAA	5,087,850
	Bonds, Fiscal Series 1997B, 5.750%, 6/15/29 (Pre-refunded 6/15/07) – FGIC Insured
9,850	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/09 at 101.00	AAA	10,402,487
	Bonds, Fiscal Series 2000A, 5.750%, 6/15/31 (Pre-refunded 6/15/09) – FGIC Insured
10,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	10,500,300
	Bonds, Fiscal Series 2005B, 5.000%, 6/15/36 – FSA Insured
10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/10 at 101.00	AAA	10,795,700
	Series 2000B, 6.000%, 11/15/29 (Pre-refunded 5/15/10)
10,000	New York City, New York, General Obligation Bonds, Fiscal Series 1997G, 6.000%, 10/15/26	10/07 at 101.00	Aaa	10,263,500
	(Pre-refunded 10/15/07)
7,435	New York City, New York, General Obligation Bonds, Fiscal Series 2000A, 5.750%, 5/15/20	5/10 at 101.00	AA– (4)	7,969,577
	(Pre-refunded 5/15/10)
9,025	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 94, 5.800%, 10/01/20	4/10 at 100.00	Aa1	9,343,583
	(Alternative Minimum Tax)
5,000	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional	1/09 at 101.00	AAA	5,261,600
	Facilities, Series 1999C, 6.000%, 1/01/29 (Pre-refunded 1/01/09) – AMBAC Insured

104,715	Total New York			110,119,733

	North Carolina – 2.4% (1.5% of Total Investments)
1,175	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	7/10 at 100.00	AAA	1,199,558
	Series 10A, 5.400%, 7/01/32 – AMBAC Insured (Alternative Minimum Tax)
6,275	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	7/09 at 100.00	AA	6,463,376
	Series 7A, 6.250%, 1/01/29 (Alternative Minimum Tax)
2,980	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	1/10 at 100.00	AA	3,008,578
	Series 8A, 5.950%, 1/01/27 (Alternative Minimum Tax)
5,135	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	1/10 at 100.00	AA	5,282,631
	Series 9A, 5.875%, 7/01/31 (Alternative Minimum Tax)

15,565	Total North Carolina			15,954,143

	North Dakota – 0.6% (0.4% of Total Investments)
1,985	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 1998B,	7/08 at 102.00	Aaa	2,009,019
	5.500%, 7/01/29 – MBIA Insured (Alternative Minimum Tax)
2,250	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2006,	7/16 at 100.00	BBB+	2,333,273
	5.125%, 7/01/25

4,235	Total North Dakota			4,342,292

	Ohio – 4.4% (2.8% of Total Investments)
5,000	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue	11/09 at 101.00	Baa1	5,133,850
	Bonds, Summa Health System, Series 1998A, 5.375%, 11/15/18
6,000	Cuyahoga County, Ohio, Hospital Revenue Bonds, University Hospitals Health System, Series	7/09 at 101.00	AAA	6,255,660
	1999, 5.500%, 1/15/30 – AMBAC Insured
	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Medical Center, Series
	1999:
7,840	6.750%, 4/01/18 (Pre-refunded 4/01/10)	4/10 at 101.00	A (4)	8,586,838
5,000	6.750%, 4/01/22 (Pre-refunded 4/01/10)	4/10 at 101.00	A (4)	5,476,300
1,600	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	8/10 at 100.00	Aaa	1,621,120
	Revenue Bonds, Series 2000D, 5.450%, 9/01/31 (Alternative Minimum Tax)
2,650	Ohio, General Obligation Bonds, Higher Education, Series 2003A, 5.000%, 5/01/22	5/13 at 100.00	AA+	2,786,131

28,090	Total Ohio			29,859,899

	Oklahoma – 2.3% (1.5% of Total Investments)
2,890	Oklahoma State Industries Authority, Health System Revenue Bonds, Integris Baptist Medical	8/09 at 101.00	AAA	3,029,876
	Center, Series 1999A, 5.750%, 8/15/29 – MBIA Insured
2,110	Oklahoma State Industries Authority, Health System Revenue Bonds, Integris Baptist Medical	8/09 at 101.00	AAA	2,231,768
	Center, Series 1999A, 5.750%, 8/15/29 (Pre-refunded 8/15/09) – MBIA Insured
10,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc.,	12/08 at 100.00	B	10,181,200
	Series 2001B, 5.650%, 12/01/35 (Mandatory put 12/01/08) (Alternative Minimum Tax)

15,000	Total Oklahoma			15,442,844

	Pennsylvania – 1.5% (0.9% of Total Investments)
1,930	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	BBB–	2,012,604
	Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
	Minimum Tax)
1,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 96A, 4.650%,	10/16 at 100.00	AA+	1,490,115
	10/01/31 (Alternative Minimum Tax)
2,600	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 –	12/14 at 100.00	AAA	2,856,230
	AMBAC Insured
3,240	Washington County Authority, Pennsylvania, Capital Funding Revenue Bonds, Capital Projects and	No Opt. Call	AAA	3,494,437
	Equipment Acquisition Program, Series 1999, 6.150%, 12/01/29 – AMBAC Insured

9,270	Total Pennsylvania			9,853,386

	Puerto Rico – 1.4% (0.9% of Total Investments)
5,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/26 –	7/15 at 100.00	AAA	5,297,350
	XLCA Insured
4,000	Puerto Rico, General Obligation Bonds, Series 2000B, 5.625%, 7/01/19 – MBIA Insured	7/10 at 100.00	AAA	4,238,920

9,000	Total Puerto Rico			9,536,270

	Rhode Island – 1.9% (1.2% of Total Investments)
1,235	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	5/07 at 102.00	AAA	1,264,912
	Lifespan Obligated Group, Series 1996, 5.500%, 5/15/16 – MBIA Insured
11,015	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	5/07 at 102.00	AAA	11,290,375
	Lifespan Obligated Group, Series 1996, 5.500%, 5/15/16 (Pre-refunded 5/15/07) – MBIA Insured

12,250	Total Rhode Island			12,555,287

	South Carolina – 4.1% (2.7% of Total Investments)
10,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	AA– (4)	11,212,700
	2002, 6.000%, 12/01/20 (Pre-refunded 12/01/12)
2,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and	11/13 at 100.00	A	2,690,525
	Improvement Bonds, Series 2003, 5.750%, 11/01/28
3,000	Myrtle Beach, South Carolina, Hospitality and Accommodation Fee Revenue Bonds, Series 2004A,	6/14 at 100.00	AAA	3,127,830
	5.000%, 6/01/36 – FGIC Insured
1,220	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	AAA	608,353
	0.000%, 1/01/23 – FGIC Insured
2,125	South Carolina Public Service Authority, Revenue Refunding Bonds, Santee Cooper Electric	7/13 at 100.00	AAA	2,248,463
	System, Series 2003A, 5.000%, 1/01/21 – AMBAC Insured
7,500	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/11 at 101.00	BBB	8,126,550
	Asset-Backed Bonds, Series 2001B, 6.375%, 5/15/28

26,345	Total South Carolina			28,014,421

	Tennessee – 5.3% (3.4% of Total Investments)
6,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	4/12 at 101.00	Baa3	6,446,700
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.500%, 4/15/31
20,415	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	1/13 at 75.87	AAA	11,979,318
	Refunding Bonds, Covenant Health, Series 2002A, 0.000%, 1/01/18 – FSA Insured
14,385	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	11/09 at 101.00	AAA	15,310,097
	Tennessee, Revenue Bonds, Ascension Health Credit Group, Series 1999A, 5.875%, 11/15/28
	(Pre-refunded 11/15/09) – AMBAC Insured
1,750	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue	5/11 at 100.00	AA	1,812,615
	Bonds, Series 2001A, 5.125%, 5/15/26

42,550	Total Tennessee			35,548,730

	Texas – 16.7% (10.7% of Total Investments)
11,810	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	Baa2	12,505,491
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
6,000	Brazos River Authority, Texas, Revenue Refunding Bonds, Houston Lighting and Power Company,	No Opt. Call	AAA	6,454,380
	Series 1998, 5.050%, 11/01/18 – AMBAC Insured (Alternative Minimum Tax)
10,000	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	AAA	10,332,900
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
4,250	Ennis Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2006,	8/16 at 60.73	Aaa	1,663,238
	0.000%, 8/15/26
8,400	Gulf Coast Waste Disposal Authority, Texas, Waste Disposal Revenue Bonds, Valero Energy	4/09 at 101.00	BBB	8,655,780
	Corporation, Series 1999, 5.700%, 4/01/32 (Alternative Minimum Tax)
5,000	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,	11/13 at 100.00	AAA	5,172,600
	TECO Project, Series 2003, 5.000%, 11/15/30 – MBIA Insured
1,540	Houston Community College, Texas, Limited Tax General Obligation Bonds, Series 2003, 5.000%,	2/13 at 100.00	AAA	1,606,759
	2/15/28 – AMBAC Insured
3,460	Houston Community College, Texas, Limited Tax General Obligation Bonds, Series 2003, 5.000%,	2/13 at 100.00	AAA	3,683,447
	2/15/28 (Pre-refunded 2/15/13) – AMBAC Insured
13,110	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000B, 5.500%, 7/01/30 –	7/10 at 100.00	AAA	13,736,003
	FSA Insured
	Houston, Texas, Water Conveyance System Contract, Certificates of Participation, Series
	1993A-J:
5,490	6.800%, 12/15/10 – AMBAC Insured	No Opt. Call	AAA	6,048,278
2,000	6.800%, 12/15/11 – AMBAC Insured	No Opt. Call	AAA	2,248,280
9,345	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/15 at 35.34	AAA	2,213,737
	Bonds, Series 2005, 0.000%, 8/15/34 – FGIC Insured
16,305	Matagorda County Navigation District 1, Texas, Revenue Bonds, Reliant Energy Inc., Series	5/09 at 101.00	BBB–	16,777,680
	1999B, 5.950%, 5/01/30 (Alternative Minimum Tax)
3,425	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	Baa2	3,621,047
	Company, Series 2001A, 5.500%, 5/01/22 (Mandatory put 11/01/11)
4,700	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series	10/12 at 100.00	Baa2	4,968,229
	2002A, 6.000%, 10/01/21
4,000	Texas, General Obligation Bonds, Water Financial Assistance, State Participation Program,	8/09 at 100.00	Aa1	4,143,320
	Series 1999C, 5.500%, 8/01/35
6,840	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Ascension	11/09 at 101.00	AAA	7,287,404
	Health Credit Group, Series 1999A, 5.875%, 11/15/24 (Pre-refunded 11/15/09) – AMBAC Insured
245	Wood Glen Housing Finance Corporation, Texas, FHA-Insured Section 8 Assisted Mortgage Revenue	4/07 at 100.00	AAA	245,772
	Bonds, Copperwood I Project, Series 1990A, 7.625%, 1/01/10 – MBIA Insured (ETM)
3,000	Wylie Independent School District, Taylor County, Texas, General Obligation Bonds, Series	8/15 at 74.57	AAA	1,528,650
	2005, 0.000%, 8/15/21

118,920	Total Texas			112,892,995

	Utah – 0.3% (0.2% of Total Investments)
730	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 1997B, 5.750%,	7/07 at 102.00	AAA	750,732
	7/01/19 (Pre-refunded 7/01/07) – MBIA Insured
1,470	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 1997B, 5.750%,	7/07 at 102.00	AAA	1,510,499
	7/01/19 – MBIA Insured

2,200	Total Utah			2,261,231

	Washington – 14.2% (9.2% of Total Investments)
8,810	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/11 at 101.00	AAA	9,385,381
	Series 2001A, 5.600%, 1/01/36 – MBIA Insured (Alternative Minimum Tax)
5,665	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/12 at 100.00	AAA	5,897,378
	Series 2002B, 5.250%, 7/01/37 – AMBAC Insured (Alternative Minimum Tax)
10,730	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue	7/11 at 101.00	AAA	11,459,425
	Refunding Bonds, Series 2001C, 5.650%, 7/01/32 – MBIA Insured (Alternative Minimum Tax)
10,730	Pierce County School District 320, Sumner, Washington, Unlimited Tax General Obligation Bonds,	12/10 at 100.00	Aaa	11,672,845
	Series 2000, 6.250%, 12/01/17 (Pre-refunded 12/01/10) – FSA Insured
10,550	Port of Seattle, Washington, Limited Tax General Obligation Bonds, Series 2000B, 5.750%,	12/10 at 100.00	AAA	11,143,754
	12/01/25 (Alternative Minimum Tax)
5,315	Port of Seattle, Washington, Revenue Bonds, Series 2000B, 6.000%, 2/01/10 – MBIA Insured	No Opt. Call	AAA	5,620,134
	(Alternative Minimum Tax)
19,475	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999A,	3/10 at 101.00	AAA	20,909,721
	6.000%, 9/01/29 (Pre-refunded 3/01/10) – MBIA Insured
5,000	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B,	3/10 at 101.00	AAA	5,312,700
	6.000%, 9/01/20 – MBIA Insured (Alternative Minimum Tax)
8,750	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	7/08 at 102.00	Aaa	9,039,975
	1998A, 5.125%, 7/01/18
5,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Providence Services, Series	12/09 at 101.00	AAA	5,264,650
	1999, 5.375%, 12/01/19 (Pre-refunded 12/01/09) – MBIA Insured
1,270	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003F, 0.000%,	No Opt. Call	AAA	581,368
	12/01/24 – MBIA Insured

91,295	Total Washington			96,287,331

	West Virginia – 0.8% (0.5% of Total Investments)
5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company,	10/11 at 100.00	BBB	5,156,000
	Series 2003L, 5.500%, 10/01/22

	Wisconsin – 3.0% (1.9% of Total Investments)
6,995	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	7,484,370
	Bonds, Series 2002, 6.125%, 6/01/27
1,685	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/29 (Pre-refunded	11/14 at 100.00	Aaa	1,815,790
	11/01/14) – FSA Insured
565	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/29 – FSA Insured	11/14 at 100.00	Aaa	593,267
5,000	Madison, Wisconsin, Industrial Development Revenue Refunding Bonds, Madison Gas and Electric	4/12 at 100.00	AA–	5,367,050
	Company Projects, Series 2002A, 5.875%, 10/01/34 (Alternative Minimum Tax)
3,000	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds,	No Opt. Call	AAA	3,424,770
	Series 1998A, 5.500%, 12/15/19 – MBIA Insured
1,620	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series	3/10 at 100.00	AA	1,623,159
	2000B, 5.750%, 3/01/22 (Alternative Minimum Tax)
18,865	Total Wisconsin			20,308,406

$ 1,145,690	Total Long-Term Investments (cost $973,254,956) – 154.4%			1,044,570,050

	Short-Term Investments – 0.9% (0.6% of Total Investments)
$ 5,000	Idaho Health Facilities Authority, Revenue Bonds, St. Luke’s Regional Medical Center, Variable		A-1+	5,000,000
	Rate Demand Obligations, Series 2000, 3.700%, 7/01/30 – FSA Insured (5)
1,000	Lancaster County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Byran Memorial		VMIG-1	1,000,000
	Hospital, Variable Rate Demand Obligations, Series 2002, 3.730%, 6/01/18 – AMBAC Insured (5)

$ 6,000	Total Short-Term Investments (cost $6,000,000)			6,000,000

	Total Investments (cost $979,254,956) – 155.3%			1,050,570,050

	Floating Rate Obligations – (3.9)%			(26,290,000)

	Other Assets Less Liabilities – 1.5%			10,132,567

	Preferred Shares, at Liquidation Value – (52.9)%			(358,000,000)

	Net Assets Applicable to Common Shares – 100%			$676,412,617

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard &
Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.
(IF)	Inverse floating rate investment.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At January 31, 2007, the cost of investments was $951,429,459.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2007, were as follows:

Gross unrealized:
Appreciation	$73,006,280
Depreciation	(172,117)

Net unrealized appreciation (depreciation) of investments	$72,834,163

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Municipal Advantage Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         March 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 30, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 30, 2007

* Print the name and title of each signing officer under his or her signature.